INSURANCE	12 Months Ended
Dec. 31, 2022
INSURANCE
INSURANCE
33.INSURANCE

The Company adopted an insurance policy that mainly considers risk concentration and its materiality, considering the nature of their activities and the guidance of their insurance advisors. As of December 31, 2022 and 2021, insurance coverage is as follows:

Item	Type of coverage	Amount insured
		2022	2021
Industrial complex and administrative sites	Any damages to buildings, facilities, inventories, and machinery and equipment	4,924,868	6,008,031
Vehicles	Fire, theft and collision for the vehicles insured by the Company	221,523	261,953
Loss of profits	No loss of profits due to material damages to facilities buildings and production machinery and equipment	2,056,000	1,962,509
Transport	Damages to products in transit	97,308	103,857
Civil liability	Protection against error or complaints in the exercise of professional activity that affect third parties	1,991,888	2,445,664
Environmental liability	Protection against environmental accidents that may result in environmental lawsuits	30,000	30,000